UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

                                FMI Funds, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)

                                  414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2005
                          -------------

Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

   SHARES OR
PRINCIPAL AMOUNT                                                       VALUE
----------------                                                       -----
LONG-TERM INVESTMENTS -- 90.2% (A)<F2>
COMMON STOCKS -- 85.7% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 6.7%
----------------------------------
             ADVERTISING/MARKETING SERVICES -- 1.2%
    689,000  aQuantive, Inc.*<F1>                              $   12,209,080

             MISCELLANEOUS COMMERCIAL SERVICES -- 2.7%
    822,800  ProQuest Co.*<F1>                                     26,979,612

             PERSONNEL SERVICES -- 2.8%
    361,700  Kforce Inc.*<F1>                                       3,059,982
    627,500  Manpower Inc.                                         24,961,950
                                                               --------------
                                                                   28,021,932
COMMUNICATIONS SECTOR -- 0.9%
-----------------------------
             SPECIALTY TELECOMMUNICATIONS -- 0.9%
    405,800  TNS Inc.*<F1>                                          9,483,546

CONSUMER DURABLES SECTOR -- 3.1%
--------------------------------
             TOOLS & HARDWARE -- 3.1%
    910,300  Snap-on Inc.                                          31,223,290

CONSUMER NON-DURABLES SECTOR -- 1.5%
------------------------------------
             APPAREL/FOOTWEAR -- 1.5%
    363,800  Polo Ralph Lauren Corp.                               15,683,418

CONSUMER SERVICES SECTOR -- 2.2%
--------------------------------
             BROADCASTING -- 2.2%
    597,963  Emmis Communications Corp.*<F1>                       10,566,006
    229,200  Hearst-Argyle Television, Inc.                         5,615,400
    485,000  Spanish Broadcasting System, Inc.*<F1>                 4,845,150
    175,684  Young Broadcasting Inc.*<F1>                             729,089
                                                               --------------
                                                                   21,755,645
DISTRIBUTION SERVICES SECTOR -- 6.0%
------------------------------------
             ELECTRONICS DISTRIBUTORS -- 2.0%
    416,100  Arrow Electronics, Inc.*<F1>                          11,301,276
    563,000  Ingram Micro Inc.*<F1>                                 8,816,580
                                                               --------------
                                                                   20,117,856
             MEDICAL DISTRIBUTORS -- 1.3%
  1,080,700  PSS World Medical, Inc.*<F1>                          13,454,715

             WHOLESALE DISTRIBUTORS -- 2.7%
    367,600  Grainger (W.W.), Inc.                                 20,140,804
    361,000  Interline Brands, Inc.*<F1>                            7,147,800
                                                               --------------
                                                                   27,288,604
ELECTRONIC TECHNOLOGY SECTOR -- 13.1%
-------------------------------------
             COMPUTER COMMUNICATIONS -- 0.4%
    191,000  Emulex Corp.*<F1>                                      3,487,660

             ELECTRONIC COMPONENTS -- 1.3%
    382,700  Methode Electronics, Inc.                              4,542,649
    706,524  Vishay Intertechnology, Inc.*<F1>                      8,386,440
                                                               --------------
                                                                   12,929,089
             ELECTRONIC EQUIPMENT/INSTRUMENTS -- 6.5%
    885,000  Symbol Technologies, Inc.                              8,734,950
  1,226,900  UNOVA, Inc.*<F1>                                      32,672,347
    647,000  Varian Inc.*<F1>                                      24,450,130
                                                               --------------
                                                                   65,857,427
             ELECTRONIC PRODUCTION EQUIPMENT -- 1.3%
    820,000  Asyst Technologies, Inc.*<F1>                          3,657,200
    553,000  Entegris Inc.*<F1>                                     5,474,700
    253,600  MKS Instruments, Inc.*<F1>                             4,283,304
                                                               --------------
                                                                   13,415,204
             SEMICONDUCTORS -- 2.9%
    470,300  Actel Corp.*<F1>                                       6,537,170
    640,000  Altera Corp.*<F1>                                     12,684,800
    689,700  Exar Corp.*<F1>                                       10,269,633
                                                               --------------
                                                                   29,491,603
             TELECOMMUNICATIONS EQUIPMENT -- 0.7%
    406,100  Tekelec*<F1>                                           6,822,480

ENERGY MINERALS SECTOR -- 2.4%
------------------------------
             OIL & GAS PRODUCTION -- 2.4%
    321,000  Noble Energy, Inc.                                    24,283,650

FINANCE SECTOR -- 8.8%
----------------------
             FINANCE/RENTAL/LEASING -- 1.1%
    466,900  Assured Guaranty Ltd.                                 10,906,784

             LIFE/HEALTH INSURANCE -- 0.7%
     95,100  Reinsurance Group of America, Inc.                     4,423,101
    114,000  Scottish Re Group Ltd.                                 2,763,360
                                                               --------------
                                                                    7,186,461
             MULTI-LINE INSURANCE -- 1.6%
    253,000  PartnerRe Ltd.                                        16,298,260

             REGIONAL BANKS -- 2.3%
    631,025  Associated Banc-Corp                                  21,240,301
     93,200  Midwest Banc Holdings, Inc.                            1,797,828
                                                               --------------
                                                                   23,038,129
             SPECIALTY INSURANCE -- 3.1%
    296,000  MGIC Investment Corp.                                 19,305,120
    257,900  Radian Group Inc.                                     12,178,038
                                                               --------------
                                                                   31,483,158

HEALTH TECHNOLOGY SECTOR -- 3.7%
--------------------------------
             BIOTECHNOLOGY -- 0.3%
    203,900  Genitope Corp.*<F1>                                    2,618,076

             MEDICAL SPECIALTIES -- 2.1%
  1,147,800  PerkinElmer, Inc.                                     21,693,420

             PHARMACEUTICALS: OTHER -- 1.3%
    368,000  ICON PLC - SP-ADR*<F1>                                12,769,600

INDUSTRIAL SERVICES SECTOR -- 7.4%
----------------------------------
             CONTRACT DRILLING -- 3.2%
    184,000  ENSCO International Inc.                               6,578,000
    802,750  Pride International, Inc.*<F1>                        20,630,675
    180,000  Rowan Companies, Inc.                                  5,347,800
                                                               --------------
                                                                   32,556,475
             ENVIRONMENTAL SERVICES -- 2.7%
  1,131,510  Casella Waste Systems, Inc.*<F1>                      13,578,120
    383,800  Republic Services, Inc.                               13,820,638
                                                               --------------
                                                                   27,398,758
             OILFIELD SERVICES/EQUIPMENT -- 1.5%
    658,500  Hanover Compressor Co.*<F1>                            7,579,335
    110,000  National Oilwell Varco Inc.*<F1>                       5,229,400
    160,600  Willbros Group, Inc.*<F1>                              2,299,792
                                                               --------------
                                                                   15,108,527
PROCESS INDUSTRIES SECTOR -- 9.3%
---------------------------------
             CHEMICALS: MAJOR DIVERSIFIED -- 1.0%
    649,600  Celanese Corp.*<F1>                                   10,322,144

             CHEMICALS: SPECIALTY -- 2.5%
    833,800  Airgas, Inc.                                          20,569,846
    185,000  Lyondell Chemical Co.                                  4,887,700
                                                               --------------
                                                                   25,457,546
             CONTAINERS/PACKAGING -- 3.9%
    549,300  Bemis Company, Inc.                                   14,578,422
    560,000  Packaging Corp of America                             11,788,000
  1,289,600  Smurfit-Stone Container Corp.*<F1>                    13,115,232
                                                               --------------
                                                                   39,481,654
             INDUSTRIAL SPECIALTIES -- 1.8%
    507,800  Ferro Corp.                                           10,084,908
    202,700  Rogers Corp.*<F1>                                      8,219,485
                                                               --------------
                                                                   18,304,393
             PULP & PAPER -- 0.1%
     63,900  Wausau Paper Corp. (Formerly
               Wausau-Mosinee Paper Corp.)                            765,522

PRODUCER MANUFACTURING SECTOR -- 7.4%
-------------------------------------
             INDUSTRIAL MACHINERY -- 5.7%
    532,000  CIRCOR International, Inc.                            13,124,440
    865,800  Kadant Inc.*<F1>                                      18,986,994
    346,700  Kennametal Inc.                                       15,896,195
    149,400  Regal-Beloit Corp.                                     4,356,504
    239,500  Robbins & Myers, Inc.                                  5,151,645
                                                               --------------
                                                                   57,515,778
             MISCELLANEOUS MANUFACTURING -- 1.1%
    234,400  Mettler-Toledo International Inc.*<F1>                10,918,352

             TRUCKS/CONSTRUCTION/FARM MACHINERY -- 0.6%
    305,800  Wabtec Corp. d/b/a Westinghouse
               Air Brake Technologies Corp.                         6,568,584

RETAIL TRADE SECTOR -- 1.1%
---------------------------
             SPECIALTY STORES -- 1.1%
    338,200  The Sports Authority, Inc.*<F1>                       10,754,760

TECHNOLOGY SERVICES SECTOR -- 9.5%
----------------------------------
             DATA PROCESSING SERVICES -- 3.4%
    557,500  The BISYS Group, Inc.*<F1>                             8,329,050
    480,000  Fiserv, Inc.*<F1>                                     20,616,000
    160,000  SunGard Data Systems Inc.*<F1>                         5,627,200
                                                               --------------
                                                                   34,572,250
             INFORMATION TECHNOLOGY SERVICES -- 3.7%
  1,376,100  CIBER, Inc.*<F1>                                      10,981,278
  1,049,600  JDA Software Group, Inc.*<F1>                         11,944,448
  1,060,000  Keane, Inc.*<F1>                                      14,522,000
                                                               --------------
                                                                   37,447,726
             PACKAGED SOFTWARE -- 2.4%
    497,603  Aspen Technology, Inc.*<F1>                            2,587,536
  1,238,600  E.piphany, Inc.*<F1>                                   4,310,328
    119,900  Fair Isaac Corp.                                       4,376,350
  1,378,000  Parametric Technology Corp.*<F1>                       8,791,640
    347,959  Ulticom, Inc.*<F1>                                     3,691,845
                                                               --------------
                                                                   23,757,699
TRANSPORTATION SECTOR -- 1.9%
-----------------------------
             OTHER TRANSPORTATION -- 0.9%
    367,500  Laidlaw International Inc.*<F1>                        8,856,750

             TRUCKING -- 1.0%
    522,200  Werner Enterprises, Inc.                              10,256,008

UTILITIES SECTOR -- 0.7%
------------------------
             ALTERNATIVE POWER GENERATION -- 0.7%
    350,000  Ormat Technologies Inc.                                6,685,000
                                                               --------------
                 Total common stocks                              865,226,625
                   (Cost $739,063,411)

MUTUAL FUNDS -- 4.5% (A)<F2>
    831,600  iShares S&P SmallCap 600 Index Fund                   45,754,632
                                                               --------------
                 Total mutual funds                                45,754,632
                   (Cost $26,124,923)
                 Total long-term investments                      910,981,257
                   (Cost $765,188,334)
SHORT-TERM INVESTMENTS -- 8.1% (A)<F2>
             COMMERCIAL PAPER -- 4.7%
$28,000,000  Prudential Funding LLC,
               3.05%, due 07/01/05                                 28,000,000
 19,000,000  American General Finance Corp.,
               3.13%, due 07/05/05                                 18,993,392
                                                               --------------
                 Total commercial paper                            46,993,392
                   (Cost $46,993,392)

             VARIABLE RATE DEMAND NOTE -- 3.4%
 34,370,389  U.S. Bank, N.A., 3.08%                                34,370,389
                                                               --------------
                 Total variable rate demand note                   34,370,389
                   (Cost $34,370,389)
                 Total short-term investments                      81,363,781
                   (Cost $81,363,781)                          --------------
                 Total investments - 98.3%                        992,345,038
                   (Cost $846,552,115)                         --------------
                                                               --------------
             Cash and receivables, less
               liabilities -- 1.7% (A)<F2>                         17,688,571
                                                               --------------
                 TOTAL NET ASSETS - 100.0%                     $1,010,033,609
                                                               --------------
                                                               --------------
  *<F1>     Non-income producing security.
(A)<F2>     Percentages for the various classifications relate to net assets.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

   SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                    -----
COMMON STOCKS -- 88.6% (A)<F4>
COMMERCIAL SERVICES SECTOR -- 5.1%
----------------------------------
             MISCELLANEOUS COMMERCIAL SERVICES -- 5.1%
     99,000  ARAMARK Corp. Cl B                                   $ 2,613,600

CONSUMER NON-DURABLES SECTOR -- 10.2%
-------------------------------------
             BEVERAGES: ALCOHOLIC -- 3.6%
     30,900  Diageo PLC - SP-ADR                                    1,832,370

             FOOD: SPECIALTY/CANDY -- 3.4%
     44,400  Cadbury Schweppes PLC - SP-ADR                         1,701,852

             HOUSEHOLD/PERSONAL CARE -- 3.2%
     26,000  Kimberly-Clark Corp.                                   1,627,340

CONSUMER SERVICES SECTOR -- 5.8%
--------------------------------
             MEDIA CONGLOMERATES -- 5.8%
    175,400  Time Warner Inc.*<F3>                                  2,930,934

DISTRIBUTION SERVICES SECTOR -- 9.5%
------------------------------------
             MEDICAL DISTRIBUTORS -- 4.7%
     41,400  Cardinal Health, Inc.                                  2,383,812

             WHOLESALE DISTRIBUTORS -- 4.8%
     44,300  Grainger (W.W.), Inc.                                  2,427,197

ELECTRONIC TECHNOLOGY SECTOR -- 4.7%
------------------------------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS -- 4.7%
     45,500  CANON INC. SP-ADR                                      2,394,665

ENERGY MINERALS SECTOR -- 2.5%
------------------------------
             INTEGRATED OIL -- 2.5%
     22,000  ConocoPhillips                                         1,264,780

FINANCE SECTOR -- 15.8%
-----------------------
             INSURANCE BROKERS/SERVICES -- 2.1%
     32,500  Willis Group Holdings Ltd.                             1,063,400

             MAJOR BANKS -- 3.5%
     30,700  Comerica Inc.                                          1,774,460

             MULTI-LINE INSURANCE -- 4.6%
     30,000  Loews Corp.                                            2,325,000

             Property/Casualty Insurance -- 5.6%
      1,025  Berkshire Hathaway Inc. Cl B*<F3>                      2,853,087

HEALTH SERVICES SECTOR -- 3.4%
------------------------------
             HOSPITAL/NURSING MANAGEMENT -- 3.4%
     66,000  Health Management Associates, Inc.                     1,727,880

HEALTH TECHNOLOGY SECTOR -- 2.6%
--------------------------------
             MEDICAL SPECIALTIES -- 2.6%
     25,500  Becton, Dickinson & Co.                                1,337,985

INDUSTRIAL SERVICES SECTOR -- 3.6%
----------------------------------
             ENVIRONMENTAL SERVICES -- 3.6%
     65,500  Waste Management, Inc.                                 1,856,270

NON-ENERGY MINERALS SECTOR -- 1.7%
----------------------------------
             OTHER METALS/MINERALS -- 1.7%
     32,500  BHP Billiton Ltd. SP-ADR                                 887,250

PROCESS INDUSTRIES SECTOR -- 4.0%
---------------------------------
             CHEMICALS: SPECIALTY -- 4.0%
     43,500  Praxair, Inc.                                          2,027,100

RETAIL TRADE SECTOR -- 14.0%
----------------------------
             APPAREL/FOOTWEAR RETAIL -- 4.5%
     94,500  TJX Companies, Inc.                                    2,301,075

             DISCOUNT STORES -- 4.4%
     46,500  Wal-Mart Stores, Inc.                                  2,241,300

             FOOD RETAIL -- 5.1%
    135,000  Kroger Co.*<F3>                                        2,569,050

TECHNOLOGY SERVICES SECTOR -- 5.7%
----------------------------------
             INFORMATION TECHNOLOGY SERVICES -- 5.7%
    127,000  Accenture Ltd.*<F3>                                    2,879,090
                                                                  -----------
                 Total common stocks                               45,019,497
                   (Cost $43,284,750)

SHORT-TERM INVESTMENTS -- 10.5% (A)<F4>
             VARIABLE RATE DEMAND NOTES -- 10.5%
  $ 289,093  American Family Financial Services, 2.95%                289,093
  2,530,000  U.S. Bank, N.A., 3.08%                                 2,530,000
  2,530,000  Wisconsin Corporate Central Credit Union, 3.00%        2,530,000
                                                                  -----------
                 Total short-term investments                       5,349,093
                   (Cost $5,349,093)                              -----------
                 Total investments - 99.1%                        $50,368,590
                   (Cost $48,633,843)                             -----------
                                                                  -----------
             Cash and receivables, less
               liabilities -- 0.9% (A)<F4>                            424,705
                                                                  -----------
                 TOTAL NET ASSETS - 100.0%                        $50,793,295
                                                                  -----------
                                                                  -----------

*<F3>     Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Funds, Inc.
                  ---------------

     By (Signature and Title) /s/Ted D. Kellner
                              -------------------------
                              Ted D. Kellner, President

     Date  August 18, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Ted D. Kellner
                              -------------------------
                              Ted D. Kellner, President

     Date August 18, 2005
          ---------------

     By (Signature and Title) /s/Ted D. Kellner
                              -------------------------
                              Ted D. Kellner, Treasurer

     Date  August 18, 2005
           ---------------